Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions			1 Months Ended	6 Months Ended
		Jan. 31, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about business combination [line items]
Interest received				$ 50,078	$ 54,197
Interest paid				35,065	41,254
Dividends received				1,339	1,231
Increase (decrease) in operating assets	[1]			136,572	41,493
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[2]			0	9,891
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[2]			29	10,612
Cash and cash equivalents classified as part of disposal group held for sale				2,500	1,700
Bank of Communications Co., Limited
Disclosure of detailed information about business combination [line items]
Dilution loss of interest in associate				1,136	0
Impairment loss recognised in profit or loss				1,000	0
Banking business in Canada
Disclosure of detailed information about business combination [line items]
Increase (decrease) in operating assets				$ 0	$ (255)
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures			$ 9,300
Retail banking operations in France
Disclosure of detailed information about business combination [line items]
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		$ 10,600

[1]	Includes net settlement of the foreign exchange hedge of the proceeds from the sale of our banking business in Canada, nil in 1H25 (1H24: $255m gain).
[2]	The ‘Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures’ includes $9.3bn of net cash inflow on the sale of our banking business in Canada in March 2024. The ‘Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures‘ includes
$10.6bn of net cash outflow on the sale of our retail banking operations in France in January 2024.